Restructuring (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table summarizes consolidated restructuring expense for all restructuring programs by type of cost:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Severance and Related Employee Costs	39	13	7
Other	—	—	—
Total	39	13	7
The following table presents the activity in the restructuring liability under the above and other ongoing plans for the years ended December 31, 2024 and 2023:

($ millions)	OPtiMa 3.0 Plan	2021 Italian Workforce Redundancies	Total
Balance at December 31, 2022	—	14	14
Restructuring expense, net	—	13	13
Cash payments	—	(5)	(5)
Other adjustments, net(1)	—	1	1
Balance at December 31, 2023	—	22	22
Restructuring expense, net	38	—	39
Cash payments	(7)	(6)	(12)
Other adjustments, net(1)	(2)	(1)	(3)
Balance at December 31, 2024	29	16	46
(1) Includes foreign currency translation adjustments